Revenue - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) contract vessel	Dec. 31, 2024 USD ($)
Disaggregation of Revenue [Line Items]
At cost, less accumulated depreciation of $487.7 million (2024 - $570.9 million) (notes 9, 15 and 22)	$ 1,000,483	$ 1,132,109
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	487,700	570,900
Lessor, Operating Lease, Payments to be Received, Next Twelve Months	$ 40,400
Number of Forms of Contracts | contract	2
Lessor, Operating Lease, Payments to be Received, Two Years	$ 8,300
Assets leased to other
Disaggregation of Revenue [Line Items]
At cost, less accumulated depreciation of $487.7 million (2024 - $570.9 million) (notes 9, 15 and 22)	107,100	26,400
Property, Plant and Equipment, Gross	128,100	34,800
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	21,000	8,400
Time-charter revenues
Disaggregation of Revenue [Line Items]
Deferred revenue	$ 5,800	$ 2,500
Time-charter revenues | Aframax/LR2, Suezmax and Bunker Charters Out | Charters out expiring in 2026, 2027 and 2029
Disaggregation of Revenue [Line Items]
Number Of Vessels | vessel	4